Significant Accounting Policies (Details) - USD ($)	6 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Significant Accounting Policies [Abstract]
Cash	$ 2,107,309	$ 1,049,403
Working capital deficit	1,233,571	1,794,983
Cash equivalents
Assets held in the trust account	251,756,198	259,730,180
FDIC limit amount	250,000	250,000
Unrecognized tax benefits
Accrued for interest and penalties
Purchase of exercisable shares (in Shares)		20,150,000
Weighted average number of shares forfeited (in Shares)	20,150,000